REINSURANCE	12 Months Ended
Dec. 31, 2011
REINSURANCE
REINSURANCE

9. REINSURANCE

    In the ordinary course of business, AIG's general insurance and life insurance companies place reinsurance with other insurance companies in order to provide greater diversification of AIG's business and limit the potential for losses arising from large risks. In addition, AIG's general insurance subsidiaries assume reinsurance from other insurance companies.

The following table provides supplemental information for gross loss and benefit reserves net of ceded reinsurance:

	2011		2010
At December 31, (in millions)	As Reported	Net of Reinsurance	As Reported	Net of Reinsurance

Liability for unpaid claims and claims adjustment expense(a)	$(91,145)	$(70,825)	$(91,151)	$(71,507)
Future policy benefits for life and accident and health insurance contracts	(34,317)	(33,312)	(31,268)	(30,234)
Reserve for unearned premiums	(23,465)	(19,553)	(23,803)	(19,927)
Reinsurance assets(b)	25,237	-	24,554	-

(a)
In 2011, the Net of Reinsurance amount reflects the cession under the June 17, 2011 transaction with National Indemnity Company (NICO) of $1.7 billion.

(b)
Represents gross reinsurance assets, excluding allowances and reinsurance recoverable on paid losses.

SHORT-DURATION REINSURANCE

    Short-duration reinsurance is effected under reinsurance treaties and by negotiation on individual risks. Certain of these reinsurance arrangements consist of excess of loss contracts that protect AIG against losses above stipulated amounts. Ceded premiums are considered prepaid reinsurance premiums and are recognized as a reduction of premiums earned over the contract period in proportion to the protection received. Amounts recoverable from reinsurers on short-duration contracts are estimated in a manner consistent with the claims liabilities associated with the reinsurance and presented as a component of Reinsurance assets. Assumed reinsurance premiums are earned primarily on a pro-rata basis over the terms of the reinsurance contracts. For both ceded and assumed reinsurance, risk transfer requirements must be met in order for reinsurance accounting to apply. If risk transfer requirements are not met, the contract is accounted for as a deposit, resulting in the recognition of cash flows under the contract through a deposit asset or liability and not as revenue or expense. To meet risk transfer requirements, a reinsurance contract must include both insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss for the assuming entity. Similar risk transfer criteria are used to determine whether directly written insurance contracts should be accounted for as insurance or as a deposit.

The following table presents short-duration insurance premiums written and earned:

	Chartis			Other Businesses*			Eliminations			Total
Years Ended December 31, (in millions)
	2011	2010	2009	2011	2010*	2009*	2011	2010	2009	2011	2010	2009

Premiums written:
Direct	$41,710	$38,965	$38,461	$898	$927	$2,195	$-	$-	$-	$42,608	$39,892	$40,656
Assumed	3,031	2,442	2,061	-	(2)	2,628	2	-	(657)	3,033	2,440	4,032
Ceded	(9,901)	(9,795)	(9,869)	(97)	(169)	(631)	(2)	-	657	(10,000)	(9,964)	(9,843)

Total	$34,840	$31,612	$30,653	$801	$756	$4,192	$-	$-	$-	$35,641	$32,368	$34,845

Premiums earned:
Direct	$42,878	$39,082	$40,859	$835	$1,065	$2,288	$-	$-	$-	$43,713	$40,147	$43,147
Assumed	3,294	2,488	2,192	55	80	2,740	(46)	-	(657)	3,303	2,568	4,275
Ceded	(10,483)	(9,049)	(10,790)	(98)	(170)	(689)	46	-	657	(10,535)	(9,219)	(10,822)

Total	$35,689	$32,521	$32,261	$792	$975	$4,339	$-	$-	$-	$36,481	$33,496	$36,600

*
Includes results of Mortgage Guaranty and in 2009 only, also includes results of Transatlantic Holdings, Inc. (Transatlantic), which was deconsolidated during 2009, and 21st Century Insurance Group (including Agency Auto Division and excluding Chartis Private Client Group) (21st Century) and HSB Group, Inc. (HSB), which were sold during 2009.

    For the years ended December 31, 2011, 2010 and 2009, reinsurance recoveries, which reduced loss and loss expenses incurred, amounted to $6.1 billion, $8.0 billion and $8.9 billion, respectively.

LONG-DURATION REINSURANCE

    Long-duration reinsurance is effected principally under yearly renewable term treaties. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided. Amounts recoverable from reinsurers on long-duration contracts are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of Reinsurance assets.

The following table presents premiums for AIG's long-duration insurance and retirement services operations:

	SunAmerica			Divested Businesses*			Eliminations			Total
Years Ended December 31, (in millions)
	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009

Gross premiums	$3,104	$3,141	$3,438	$17	$9,670	$9,572	$-	$-	$(4)	$3,121	$12,811	$13,006
Ceded premiums	(591)	(621)	(767)	(6)	(435)	(342)	-	-	4	(597)	(1,056)	(1,105)

Total	$2,513	$2,520	$2,671	$11	$9,235	$9,230	$-	$-	$-	$2,524	$11,755	$11,901

*
Primarily represents results of AIA, which was deconsolidated during 2010.

    Long-duration reinsurance recoveries, which reduced death and other benefits, approximated $611 million, $810 million and $638 million, respectively, for the years ended December 31, 2011, 2010 and 2009.

The following table presents long-duration insurance in force ceded to other insurance companies:

At December 31, (in millions)	2011	2010*	2009*

Long-duration insurance in force ceded	$140,156	$148,605	$339,183

*
Excludes amounts related to held-for-sale entities.

    Long-duration insurance assumed represented 0.07 percent of gross long-duration insurance in force at December 31, 2011, 0.1 percent at December 31, 2010 and less than 0.1 percent at December 31, 2009, and combined long-duration insurance and retirement services premiums assumed represented 0.5 percent, 0.3 percent and 0.1 percent of gross premiums for the years ended December 31, 2011, 2010 and 2009, respectively.

    SunAmerica operations utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Pools of highly-rated third-party reinsurers are utilized to manage net amounts at risk in excess of retention limits. SunAmerica's domestic long-duration insurance companies also cede excess, non-economic reserves carried on a statutory-basis on certain term and universal life insurance policies and certain fixed annuities to onshore and offshore affiliates.

    SunAmerica generally obtains letters of credit in order to obtain statutory recognition of its intercompany reinsurance transactions, particularly with respect to redundant statutory reserves requirements on term insurance and universal life with secondary guarantees (XXX and AXXX reserves). For this purpose, SunAmerica has a $585 million syndicated letter of credit facility outstanding at December 31, 2011, all of which relates to long-duration intercompany reinsurance transactions. SunAmerica has also obtained approximately $215 million of letters of credit on a bilateral basis all of which relates to long-duration intercompany reinsurance transactions. All of these approximately $800 million of letters of credit are due to mature on December 31, 2015.

REINSURANCE SECURITY

    AIG's third-party reinsurance arrangements do not relieve AIG from its direct obligation to its insureds. Thus, a credit exposure exists with respect to both short-duration and long-duration reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. AIG holds substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. A provision has been recorded for estimated unrecoverable reinsurance. AIG has been largely successful in prior recovery efforts.

    AIG evaluates the financial condition of its reinsurers and AIG's Credit Risk Management department establishes limits per reinsurer. AIG believes that no exposure to a single reinsurer represents an inappropriate concentration of risk to AIG, nor is AIG's business substantially dependent upon any single reinsurer.